Fee Income - Schedule of Fee Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Distribution fees	$ 1,026	$ 973
Fund management and other asset-based fees	6,089	5,595
Administrative service and other fees	1,466	1,264
Total fee income	$ 8,581	$ 7,832